Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2040 Portfolio℠
September 30, 2023
VF-2040-NPRT3-1123
1.903283.114
Domestic Equity Funds - 45.9%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	435,536	19,581,690
VIP Equity-Income Portfolio Initial Class (a)	669,443	16,039,856
VIP Growth & Income Portfolio Initial Class (a)	845,159	21,914,969
VIP Growth Portfolio Initial Class (a)	378,587	32,248,051
VIP Mid Cap Portfolio Initial Class (a)	150,347	5,080,216
VIP Value Portfolio Initial Class (a)	626,819	11,357,967
VIP Value Strategies Portfolio Initial Class (a)	365,661	5,660,436
TOTAL DOMESTIC EQUITY FUNDS (Cost $91,786,545)		111,883,185

International Equity Funds - 39.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	3,223,687	31,978,976
VIP Overseas Portfolio Initial Class (a)	2,733,075	63,216,018
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $95,202,151)		95,194,994

Bond Funds - 14.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	582,653	5,214,742
Fidelity International Bond Index Fund (a)	361,873	3,213,435
Fidelity Long-Term Treasury Bond Index Fund (a)	1,567,093	14,276,216
VIP High Income Portfolio Initial Class (a)	144,284	660,823
VIP Investment Grade Bond II Portfolio - Initial Class (a)	1,416,985	13,050,431
TOTAL BOND FUNDS (Cost $41,608,650)		36,415,647

Short-Term Funds - 0.2%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 5.09% (a)(b) (Cost $493,740)	493,740	493,740

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $229,091,086)	243,987,566
NET OTHER ASSETS (LIABILITIES) - 0.0%	(20,263)
NET ASSETS - 100.0%	243,967,303

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	4,337,525	1,905,690	962,508	(9,911)	(42,007)	(23,958)	5,214,742
Fidelity International Bond Index Fund	1,988,506	1,496,566	273,377	31,087	(1,810)	3,550	3,213,435
Fidelity Long-Term Treasury Bond Index Fund	12,059,389	6,442,458	2,708,380	311,765	(305,831)	(1,211,420)	14,276,216
VIP Contrafund Portfolio Initial Class	16,234,102	4,585,280	4,455,810	167,909	(58,337)	3,276,455	19,581,690
VIP Emerging Markets Portfolio Initial Class	27,632,686	11,545,801	7,361,846	49,580	(255,057)	417,392	31,978,976
VIP Equity-Income Portfolio Initial Class	14,547,149	4,228,154	3,006,869	-	4,942	266,480	16,039,856
VIP Government Money Market Portfolio Initial Class 5.09%	1,446,761	2,909,658	3,862,679	70,024	-	-	493,740
VIP Growth & Income Portfolio Initial Class	18,823,995	5,570,492	4,067,698	72,968	40,860	1,547,320	21,914,969
VIP Growth Portfolio Initial Class	25,494,691	8,921,698	7,447,550	185,580	27,081	5,252,131	32,248,051
VIP High Income Portfolio Initial Class	548,460	195,183	104,797	397	150	21,827	660,823
VIP Investment Grade Bond II Portfolio - Initial Class	5,507,299	9,146,090	1,298,007	2,017	(8,650)	(296,301)	13,050,431
VIP Mid Cap Portfolio Initial Class	4,539,707	1,281,160	902,097	11,197	(11,245)	172,691	5,080,216
VIP Overseas Portfolio Initial Class	52,998,960	17,416,918	10,546,343	-	239,406	3,107,077	63,216,018
VIP Value Portfolio Initial Class	10,488,907	2,647,911	2,729,934	-	68,975	882,108	11,357,967
VIP Value Strategies Portfolio Initial Class	5,198,999	1,433,500	1,422,682	13,139	44,868	405,751	5,660,436
	201,847,136	79,726,559	51,150,577	905,752	(256,655)	13,821,103	243,987,566

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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